STOCKHOLDERS' DEFICIT (Details)								1 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 21, 2022	May 10, 2022 shares	Nov. 16, 2021 USD ($)	Aug. 27, 2021 USD ($)	Jun. 28, 2021 USD ($) $ / shares shares	May 18, 2021 USD ($) $ / shares shares	May 13, 2021 USD ($) shares	Dec. 31, 2021 USD ($) D $ / shares shares	Nov. 30, 2021 shares	Jul. 31, 2021 USD ($) shares	May 31, 2021 USD ($) shares	Sep. 30, 2022 USD ($) shares	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($) shares	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) D $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Oct. 13, 2022 shares	Oct. 12, 2022 shares	May 05, 2022 $ / shares	Aug. 31, 2021 USD ($)
Class of Stock [Line Items]
Convertible preferred stock in ratio																	1,563
Percentage of affirmative votes required to remove directors from the Board						2.207%
Reverse stock split conversion ratio	one-for-100					1-for-1,563
Number of share sold or issued on closing of Public Offering																	0
Value of shares issued | $																	$ 451,603
Common stock, share authorized (in shares)																			200,000,000
Common stock voting rights																one vote per share
Number of shares resulting from conversion														24,827
Stock-based compensation expense | $												$ 110,092	$ 134,113	$ 368,944	$ 4,155,641
Contingent consideration liability | $								$ 12,179,476				18,597,831		18,597,831		$ 12,179,476
Proceeds from exercise of warrants | $															$ 1,768,046	1,768,046
Deferred offering costs | $								367,696				367,696		367,696		367,696	214,647
Interest expense | $			$ 427,700													$ 825,219	770,277
Equity purchase agreement
Class of Stock [Line Items]
Number of share sold or issued on closing of Public Offering																1,264
Value of Common stock to be issued under the agreement | $				$ 17,500,000																	$ 17,500,000
Term of agreement				24 months
Available under the equity line of credit | $								$ 17,500,000								$ 17,500,000
Number of lowest closing sale prices of Common Stock during the period of twelve consecutive trading days | D								12								12
Number of consecutive trading days when there is three lowest closing sale prices of Common Stock | D								3								3
Number of consecutive trading days immediately preceding the put date | D								5								5
Maximum amount the Company may request | $				$ 17,500,000
Deferred offering costs | $								$ 367,696								$ 367,696
First Fire Note
Class of Stock [Line Items]
Number of share sold or issued on closing of Public Offering									300
Oasis Note
Class of Stock [Line Items]
Number of share sold or issued on closing of Public Offering									1,000
Option 1 | Equity purchase agreement
Class of Stock [Line Items]
Maximum amount the Company may request | $								$ 500,000								$ 500,000
Option 2 | Equity purchase agreement
Class of Stock [Line Items]
Percentage of one lowest traded price of our common stock on the Nasdaq Capital Market								93.00%								93.00%
Percentage of VWAP on the Clearing Date								93.00%								93.00%
Percentage of closing bid price of the common stock on the Nasdaq Capital Market on the Clearing Date								93.00%								93.00%
Maximum amount the Company may request | $								$ 2,000,000								$ 2,000,000
Bailey LLC.
Class of Stock [Line Items]
Contingent consideration liability | $												$ 10,698,475		$ 10,698,475
General and Administrative Expense.
Class of Stock [Line Items]
Value of shares issued | $								339,000
Stock-based compensation expense | $																$ 3,325,897	$ 144,775
Initial Public Offering
Class of Stock [Line Items]
Number of share sold or issued on closing of Public Offering		373,898					24,096
Issue price (in dollars per share) | $ / shares																				$ 2.30
Stock issued upon conversion (in shares)						40,272
Warrants issued							27,711
Aggregate net proceeds | $						$ 8,600,000
Amount of debt converted into shares | $						2,680,289
Underwriting commissions | $						800,000
Direct offering expenses | $						600,000
Underwriting discounts and commissions | $							$ 800,000
Initial Public Offering | Certain officers and directors
Class of Stock [Line Items]
Amount of debt converted into shares | $						$ 257,515
Number of shares resulting from conversion						1,524
Stock-based compensation expense | $						$ 233,184
Over-allotment option
Class of Stock [Line Items]
Warrants issued							3,614
Consulting agreement
Class of Stock [Line Items]
Number of share sold or issued on closing of Public Offering																500
Issued upon settlement of contingent liability																	415
Value of shares issued | $								1,500
Guaranteed equity value of shares issued | $																$ 250,000
Contingent consideration liability | $								$ 67,000								$ 67,000
Preferred Stock
Class of Stock [Line Items]
Preferred Stock, Shares Authorized						10,000,000
Preferred Stock | Initial Public Offering
Class of Stock [Line Items]
Stock issued upon conversion (in shares)						40,272
Common Stock
Class of Stock [Line Items]
Common stock, share authorized (in shares)						200,000,000		200,000,000								200,000,000		1,000,000,000	200,000,000
Common stock par value (in dollars per share) | $ / shares								$ 0.0001								$ 0.0001
Common stock, capital shares reserved for future issuance																		1,010,000,000
Number of warrants exercised										3,550	319
Proceeds from exercise of warrants | $										$ 1,622,350	$ 145,696
Common Stock | H&J acquisition
Class of Stock [Line Items]
Shares issued in connection with acquisition						21,928
Common Stock | Stateside
Class of Stock [Line Items]
Shares issued in connection with acquisition						11,015
Common Stock | Initial Public Offering
Class of Stock [Line Items]
Number of share sold or issued on closing of Public Offering						24,096
Issue price (in dollars per share) | $ / shares						$ 415
Number of shares resulting from conversion						11,352
Common Stock | Over-allotment option
Class of Stock [Line Items]
Number of share sold or issued on closing of Public Offering					3,614
Issue price (in dollars per share) | $ / shares					$ 415
Aggregate net proceeds | $					$ 1,400,000
Underwriting discounts and commissions | $					$ 100,000
Series Seed Preferred Stock
Class of Stock [Line Items]
Preferred Stock, Shares Authorized								0								0	20,714,518
Preferred stock issued (in shares)								0								0	20,714,518
Preferred stock, shares outstanding (in shares)								0								0	20,714,518
Series A preferred stock
Class of Stock [Line Items]
Preferred Stock, Shares Authorized								0				1		1		0	14,481,413
Preferred stock issued (in shares)								0				1		1		0	5,654,072
Preferred stock, shares outstanding (in shares)								0				1		1		0	5,654,072
Series A-2 preferred stock
Class of Stock [Line Items]
Preferred Stock, Shares Authorized								0								0	20,000,000
Preferred stock issued (in shares)								0								0	5,932,742
Preferred stock, shares outstanding (in shares)								0								0	5,932,742
Series CF preferred stock
Class of Stock [Line Items]
Preferred Stock, Shares Authorized								0								0	2,000,000
Preferred stock issued (in shares)								0								0	836,331
Preferred stock, shares outstanding (in shares)								0								0	836,331
Number of share sold or issued on closing of Public Offering																	709,690
Issue price (in dollars per share) | $ / shares																	$ 0.52
Series A-3 preferred stock
Class of Stock [Line Items]
Preferred Stock, Shares Authorized								0								0	18,867,925
Preferred stock issued (in shares)								0								0	9,032,330
Preferred stock, shares outstanding (in shares)								0								0	9,032,330
Number of share sold or issued on closing of Public Offering																	809,294
Issue price (in dollars per share) | $ / shares																	$ 0.53
Series A-3 preferred stock | Preferred Stock
Class of Stock [Line Items]
Number of share sold or issued on closing of Public Offering																	809,294
Value of shares issued | $																	$ 81
Series B Preferred Stock
Class of Stock [Line Items]
Preferred Stock, Shares Authorized																	20,754,717
Preferred stock issued (in shares)																	20,754,717
Preferred stock, shares outstanding (in shares)																	20,754,717
Series B Preferred Stock | Bailey LLC.
Class of Stock [Line Items]
Number of share sold or issued on closing of Public Offering																	20,754,717
Issue price (in dollars per share) | $ / shares																	$ 0.53
Value of shares issued | $																	$ 11,000,000
Undesignated preferred stock
Class of Stock [Line Items]
Preferred Stock, Shares Authorized								10,000,000				9,993,199		9,993,199		10,000,000	936,144
Preferred stock issued (in shares)								0				0		0		0	0
Preferred stock, shares outstanding (in shares)								0				0		0		0	0